Operating Lease - Schedule of Operating Lease Cost and Short-term Lease Cost (Detail)	12 Months Ended
Dec. 31, 2021 USD ($)
Lease, Cost [Abstract]
Operating lease cost	$ 971,854
Short-term lease cost	425,129
Total lease cost	$ 1,396,983